CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash	$ 503,687	$ 339,628
Bank balances	94,472,637	82,997,449
Other fixed rate instruments	209,335,696	226,193,622
Total cash and cash equivalents	304,312,020	309,530,699	$ 157,567,986	$ 137,538,613
USD.
Cash and cash equivalents
Total cash and cash equivalents	13,640,823	21,332,268
EUR
Cash and cash equivalents
Total cash and cash equivalents	2,838,102	223,449
ARS
Cash and cash equivalents
Total cash and cash equivalents	22,425,407	14,821,502
CLP
Cash and cash equivalents
Total cash and cash equivalents	176,278,025	201,936,140
PGY
Cash and cash equivalents
Total cash and cash equivalents	32,856,836	21,688,915
BRL
Cash and cash equivalents
Total cash and cash equivalents	$ 56,272,827	$ 49,528,425